Significant Accounting Policies (Other Operations and Maintenance Expenses and Other Income) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Component Of Other Income And Expense [Line Items]
Other operations and maintenance expense		$ 3,068	$ 3,243	$ 2,711
Other income	[1]	358	429	312
Dominion Energy Gas Holdings, LLC
Component Of Other Income And Expense [Line Items]
Other income		104	87	63
Scenario, Previously Reported
Component Of Other Income And Expense [Line Items]
Other operations and maintenance expense		2,875	3,064	2,595
Other income		165	250	16
Scenario, Previously Reported | Dominion Energy Gas Holdings, LLC
Component Of Other Income And Expense [Line Items]
Other operations and maintenance expense		440	393	326
Other income		$ 20	$ 11	$ 1

[1]	See Note 9 for amounts attributable to related parties.